Other revenues and expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$47	$68	$177
Impact of debt reimbursement (Notes 14.1 and 14.2)	5,177	—	—
Convertible debt amendments (Note 14.1)	—	476	247
Change in fair value of convertible debt derivative (Note 14.1)	3,848	6,878	3,200
Foreign exchange gain	3,032	7,076	1,166
Total financial income	$12,104	$14,498	$4,790
Financial expenses:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Interest on loans	$7,462	$8,146	$9,584
Interest on lease contracts (see Note 15)	760	571	479
Interest on financing component of long term development services agreement (see Notes 18 and 19)	2,156	966	115
Interest on supplier payable with extended payment terms	173	222	286
Other bank fees and financial charges	778	1,020	946
Foreign exchange loss	2,094	5,994	1,858
Total financial expenses	$13,423	$16,919	$13,268
For the year ended December 31, 2023, interest on loans included $9,566,000 related to convertible debt instruments issued in 2021 and 2019, the French government debt financing received in 2020 and bridge loans received in later 2023 (compared with $8,094,000 and $7,334,000 for the years ended December 31, 2022 and 2021, respectively which also included government loans granted in 2015 and convertible debt instruments issued in 2018, 2016 and 2015, and the venture debt issued in 2018 in the year ended December 31, 2021) (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange loss of $692,000 for the year ended December 31, 2023 (2022: net foreign exchange gain of $1,082,000; 2021: net foreign exchange gain $938,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2023, a gain of $3,200,000 (2022 : gain of $6,878,000; 2021: gain of $3,848,000) was recognized, related to the change in fair value of the convertible debt embedded derivative (See Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2023, income of $247,000 (2022: gain of $476,000) was recognized related to the impact of the convertible debt amendment (see Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2021, a gain of $5,177,000 was recognized related to the impact of the convertible debts reimbursement (see Note 14.1 to the Consolidated Financial Statements) and of the prepayment in full of the venture debt (see Note 14.2 to the Consolidated Financial Statements).
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Included in cost of revenue:
Cost of components		$18,365	$13,102	$5,071
Depreciation and impairment	7	517	428	395
Amortization of intangible assets	8	162	148	118
Wages and benefits		2,306	2,497	2,059
Share-based payment expense	13	58	160	131
Assembly services, royalties and other		2,282	1,336	1,702
		$23,690	$17,671	$9,476

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$2,837	$3,551	$4,082
Amortization of intangible assets	8	7,037	7,888	7,346
Wages and benefits		36,684	33,195	36,014
Share-based payment expense	13	5,077	5,317	6,973
Foreign exchange (gains) losses related to hedges of euro		(73)	207	(180)
Other, net		(6,054)	(3,439)	(257)
		$45,508	$46,719	$53,978
Employee benefits expense

		Year ended December 31,
	Note	2021	2022	2023
		(in thousands)
Wages and salaries		$29,422	$27,115	$28,863
Social security costs and other payroll taxes		9,386	8,408	9,087
Other benefits		167	159	159
Pension costs		15	10	(36)
Share-based payment expenses	13	5,135	5,477	7,104
Total employee benefits expense		$44,125	$41,169	$45,177
The amount recognized as an expense for mandatory social tax contributions amounts to $1,465,000 for the year ended December 31, 2023 ($1,434,000 and $1,398,000 for the years ended December 31, 2021 and 2022, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2023, 2022 and 2021). Total research tax credit receivable as of December 31, 2023 is $9,714,000, ($5,006,000 relating to tax credits receivables for 2023, $4,460,000 for 2022, $137,000 for 2021 and $111,000 for 2020). Part of the amount was financed in 2023 and the remaining amount is expected to be recovered in 2024 and 2029 in cash (see Note 14.3 to the Consolidated Financial Statements).
The Company also has research tax credits available in the United Kingdom.
In the years ended December 31, 2021, 2022 and 2023, the Company capitalized costs related to the development of chipsets for 5G, and related to certification of various products. In the year ended December 31, 2021, the Company also capitalized costs related to the development of chipsets for LTE NB-IoT (Monarch N/Monarch 2).
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Research and development costs	$52,200	$47,353	$53,018
Research tax credit	(6,328)	(4,622)	(5,374)
Government and other grants	(3,621)	(4,888)	(1,834)
Development costs capitalized (*)	(18,297)	(13,808)	(22,328)
Amortization of capitalized development costs	2,460	2,575	2,642
Total research and development expense	$26,414	$26,610	$26,124
(*) Reflecting reduction for research tax credits of $2,145,000, $1,924,000 and $1,587,000 for the years ended December 31, 2023, 2022 and 2021, respectively.